Taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Tax savings	$ 80,000,000	$ 0
Diluted earnings per shares	$ (0.41)	$ (0.43)
Income tax (credits)/expenses	$ 7,500	$ 0
Net operating loss carryforward	100,000		$ 100,000
Allowance on deferred tax assets and liabilities	$ 100,000		$ 100,000
Preferential Tax Rate [Member]
Debt Instrument [Line Items]
Diluted earnings per shares	$ 0.02	$ 0